SHAREHOLDERS' EQUITY (Detail Textuals) $ in Thousands				1 Months Ended
	Apr. 09, 2025 USD ($)	Nov. 19, 2024 USD ($)	May 07, 2024 USD ($)	Sep. 19, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Nov. 20, 2025 shares	Feb. 14, 2025 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 20, 2024 ₪ / shares
Disclosure of classes of share capital [line items]
Changes in par value | ₪ / shares							₪ 0.02		₪ 0.01
Maximum amount for share buyback program	$ 50,000	$ 50,000	$ 50,000	$ 20,000
Amount payables for ordinary shares repurchase					$ 148			$ 1,000
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of ordinary shares repurchase | shares						40,000,000
Nexxen International Ltd. and its subsidiaries
Disclosure of classes of share capital [line items]
Number of ordinary shares repurchase | shares					10,840,359			9,137,532
Amount of additional ordinary shares repurchase					$ 100,800			$ 61,700